Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Annual Return [Percent]	13.61%	31.45%	29.95%	(33.68%)